UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Principal Management Corporation
Address: 680 Eighth Street

         Des Moines, Iowa  50392

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Earnest H. Gillum
Title:     Vice President and Chief Compliance Officer
Phone:     515-246-7372

Signature, Place, and Date of Signing:

     Earnest H. Gillum     Des Moines, Iowa     February 16, 2010


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[ X]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-10106                      Principal Financial Group, Inc.